PREPAID EXPENSES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
PREPAID EXPENSES AND OTHER ASSETS [Abstract]
Prepaid Expenses and Other Assets
	December 31,
	2019 $	2020 $
Current:
Deferred channel costs	232,384	441,873
Employee loans and advances	2,175	3,226
Other receivables	211,244	459,478
Prepaid cost of revenue, sales and marketing expense and others	41,311	69,658
Security deposits	1,902	7,008
Tax receivable	46,171	53,962
Others	–	19,024
	535,187	1,054,229

Non-current:
Deferred channel costs	29,162	65,446
Other receivables	4,849	1,421
Prepaid licensing fee	5	6,642
Prepayment for purchase of property and equipment (including renovation-in-progress)	8,006	91,788
Security deposits	22,476	33,476
Others	1,186	6,031
	65,684	204,804